Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents.
Schedule of cash and cash equivalents

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2021	2022	2023
Cash	16,926	6,060	2,857
Cash equivalents	7,000	4,993	2,710
Total cash and cash equivalents	23,926	11,053	5,567